Subsequent Events, textual (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Subsequent Event [Line Items]
Litigation Settlement Amount	$ 1,100
Loss contingency accrual increase	250
Prepaid Charter Revenue Amortization	(2,280)	(2,287)
[NewVesselAcquisitionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Oct. 07, 2013
Contract Price Of Vessels To Be Acquired	52,000
[VesselDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Oct. 10, 2013
Contract Price Of Vessels To Be Acquired	22,700
[EarlyTerminationOfCharterMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Nov. 26, 2013
Prepaid Charter Revenue Amortization	3,073
[PendingLitigationMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Dec. 05, 2014
Litigation Settlement Amount	1,100
[ConstructionContractsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 08, 2014
Contract Price Of Vessels Under Construction	28,825
[DebtMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 09, 2014
Debt Instrument, Face Amount	18,000
Loan Margin Percentage	2.25%
Debt Issuance Costs	$ 135